UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Share Capital	Treasury shares	Other reserve	Foreign currency translation reserve	Retained earnings/ (Accumulated deficit)	Total	Non- controlling interest	Total
Balance at Dec. 31, 2023	$ 3,564,150	$ 0	$ 0	$ 20,667	$ 545,797	$ 4,130,614	$ 10,899	$ 4,141,513
(Loss) profit for the period	0	0	0	0	601,242	601,242	744	601,986
Exchange differences on translation of foreign operations	0	0	0	(80,134)	0	(80,134)	751	(79,383)
Total comprehensive income (loss) for the period	0	0	0	(80,134)	601,242	521,108	1,495	522,603
Share premium from the acquisition	0	0	(77,206)	0	0	(77,206)	0	(77,206)
Issue of ordinary shares	1,801,137	0	0	0	0	1,801,137	0	1,801,137
Issuance of warrants	(84,881)	0	0	0	0	(84,881)	0	(84,881)
Transactions with owners of the Company	1,716,256	0	(77,206)	0	0	1,639,050	0	1,639,050
Balance at Jun. 30, 2024	5,280,406	0	(77,206)	(59,467)	1,147,039	6,290,772	12,394	6,303,166
Balance at Dec. 31, 2024	5,280,406	(1,298,250)	6,239,990	221,063	(4,291,968)	6,151,241	43,334	6,194,575
(Loss) profit for the period	0	0	0	0	(8,246,755)	(8,246,755)	50,769	(8,195,986)
Exchange differences on translation of foreign operations	0	0	0	282,907	0	282,907	7,471	290,378
Total comprehensive income (loss) for the period	0	0	0	282,907	(8,246,755)	(7,963,848)	58,240	(7,905,608)
Issue of ordinary shares for business combination	13,376,000	0	0	0	0	13,376,000	3,525,617	16,901,617
Issue of ordinary shares for assets acquisition	5,760,000	0	0	0	0	5,760,000	0	5,760,000
Transfer shares from treasury shares	25,243	45,914	0	0	0	71,157	0	71,157
Issuance of class A shares to employees and external consultant	0		3,870,000	0	0	3,870,000	0	3,870,000
Transactions with owners of the Company	19,161,243	45,914	3,870,000	0	0	23,077,157	3,568,951	26,602,774
Balance at Jun. 30, 2025	$ 24,441,649	$ (1,252,336)	$ 10,109,990	$ 503,970	$ (12,538,723)	$ 21,264,550	$ 3,627,191	$ 24,891,741